Note 9 - Stockholders' Equity - Summary of Warrants Outstanding 1 (Details) - $ / shares	Mar. 31, 2026	Dec. 31, 2025
Securities into which warrants are convertible (in shares)		10,914
Warrants Expiring December 2026 [Member]
Securities into which warrants are convertible (in shares)	10,914
Securities into which warrants are convertible (in dollars per share)	$ 22.99